Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Fortissimo Capital Fund VI, L.P.	Nexa3D Inc.	Covestro	Ordinary Shares	Ordinary Shares Fortissimo Capital Fund VI, L.P.	Ordinary Shares Nexa3D Inc.	Ordinary Shares Covestro	Treasury Stock, Common	Additional Paid-In Capital	Additional Paid-In Capital Fortissimo Capital Fund VI, L.P.	Additional Paid-In Capital Nexa3D Inc.	Additional Paid-In Capital Covestro	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance (in shares) at Dec. 31, 2024					71,982
Balance at Dec. 31, 2024	$ 792,991				$ 202				$ (1,995)	$ 3,123,024				$ (2,320,209)	$ (8,031)
Treasury Stock (in shares) at Dec. 31, 2024									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					675
Issuance of ordinary shares in connection with share-based compensation plans	0				$ 1					(1)
Share-based compensation	6,213									6,213
Comprehensive income (loss)	(14,363)													(13,054)	(1,309)
Balance (in shares) at Mar. 31, 2025					72,657
Balance at Mar. 31, 2025	784,841				$ 203				$ (1,995)	3,129,236				(2,333,263)	(9,340)
Treasury Stock (in shares) at Mar. 31, 2025									(266)
Balance (in shares) at Dec. 31, 2024					71,982
Balance at Dec. 31, 2024	792,991				$ 202				$ (1,995)	3,123,024				(2,320,209)	(8,031)
Treasury Stock (in shares) at Dec. 31, 2024									(266)
Issuance of ordinary shares under employee share purchase plan	2,598
Balance (in shares) at Sep. 30, 2025					85,702
Balance at Sep. 30, 2025	852,525				$ 240				$ (1,995)	3,266,492				(2,405,642)	(6,570)
Treasury Stock (in shares) at Sep. 30, 2025									(266)
Balance (in shares) at Mar. 31, 2025					72,657
Balance at Mar. 31, 2025	784,841				$ 203				$ (1,995)	3,129,236				(2,333,263)	(9,340)
Treasury Stock (in shares) at Mar. 31, 2025									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					324		300
Issuance of ordinary shares in connection with share-based compensation plans	1				$ 1					0
Share-based compensation	6,138									6,138
Comprehensive income (loss)	(13,623)													(16,745)	3,122
Stock Issued During Period, Shares, Employee Stock Purchase Plans					318
Issuance of ordinary shares under employee share purchase plan	2,598				$ 1					2,597
PIPE newly-issued ordinary shares, net (in shares)						11,650
PIPE newly-issued ordinary shares, net		$ 119,291				$ 32					$ 119,259
Issuance of ordinary shares as part of Nexa3D Inc. acquisition			$ 3,135				$ 1					$ 3,134
Balance (in shares) at Jun. 30, 2025					85,249
Balance at Jun. 30, 2025	902,381				$ 238				$ (1,995)	3,260,364				(2,350,008)	(6,218)
Treasury Stock (in shares) at Jun. 30, 2025									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					409			44
Issuance of ordinary shares in connection with share-based compensation plans	0				$ 2					(2)
Share-based compensation	5,635									5,635
Comprehensive income (loss)	(55,986)													(55,634)	(352)
Issuance of ordinary shares as part of Nexa3D Inc. acquisition				$ 495				$ 0					$ 495
Balance (in shares) at Sep. 30, 2025					85,702
Balance at Sep. 30, 2025	$ 852,525				$ 240				$ (1,995)	3,266,492				(2,405,642)	(6,570)
Treasury Stock (in shares) at Sep. 30, 2025									(266)
Balance (in shares) at Dec. 31, 2025	86,376				86,376
Balance at Dec. 31, 2025	$ 842,900				$ 242				$ (1,995)	3,275,344				(2,424,494)	(6,197)
Treasury Stock (in shares) at Dec. 31, 2025									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					704
Issuance of ordinary shares in connection with share-based compensation plans	0				$ 2					(2)
Share-based compensation	5,285									5,285
Comprehensive income (loss)	(22,579)													(23,825)	1,246
Balance (in shares) at Mar. 31, 2026					87,080
Balance at Mar. 31, 2026	$ 825,606				$ 244				$ (1,995)	3,280,627				(2,448,319)	(4,951)
Treasury Stock (in shares) at Mar. 31, 2026									(266)
Balance (in shares) at Dec. 31, 2025	86,376				86,376
Balance at Dec. 31, 2025	$ 842,900				$ 242				$ (1,995)	3,275,344				(2,424,494)	(6,197)
Treasury Stock (in shares) at Dec. 31, 2025									(266)
Issuance of ordinary shares under employee share purchase plan	2,743
Balance (in shares) at Sep. 30, 2026					88,358
Balance at Sep. 30, 2026	812,500				$ 248				$ (1,995)	3,295,815				(2,475,394)	(6,174)
Treasury Stock (in shares) at Sep. 30, 2026									(266)
Balance (in shares) at Mar. 31, 2026					87,080
Balance at Mar. 31, 2026	825,606				$ 244				$ (1,995)	3,280,627				(2,448,319)	(4,951)
Treasury Stock (in shares) at Mar. 31, 2026									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					345		55
Issuance of ordinary shares in connection with share-based compensation plans	0				$ 1					(1)
Share-based compensation	6,216									6,216
Comprehensive income (loss)	(16,475)													(16,865)	390
Stock Issued During Period, Shares, Employee Stock Purchase Plans					373
Issuance of ordinary shares under employee share purchase plan	2,743				$ 1					2,742
Issuance of ordinary shares as part of Nexa3D Inc. acquisition			$ 500				$ 0					$ 500
Balance (in shares) at Jun. 30, 2026					87,853
Balance at Jun. 30, 2026	818,590				$ 246				$ (1,995)	3,290,084				(2,465,184)	(4,561)
Treasury Stock (in shares) at Jun. 30, 2026									(266)
Issuance of ordinary shares in connection with share-based compensation plans (in shares)					504
Issuance of ordinary shares in connection with share-based compensation plans	0				$ 2					(2)
Share-based compensation	5,733									5,733
Comprehensive income (loss)	(11,823)													(10,210)	(1,613)
Balance (in shares) at Sep. 30, 2026					88,358
Balance at Sep. 30, 2026	$ 812,500				$ 248				$ (1,995)	$ 3,295,815				$ (2,475,394)	$ (6,174)
Treasury Stock (in shares) at Sep. 30, 2026									(266)